Related Party Transactions (Details) - Schedule of related parties ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Shanghai Ya Qiao Education Investment Co., Ltd. (“Ya Qiao Education”)	Equity investee	Equity investee
Shanghai Luo Bo Education Technology Co.,Ltd. (“Luo Bo”)	Equity investee	Equity investee
Fujian Hexi Equity Investment Partnership (Limited Partnership) (“He Xi”)	Equity investee	Equity investee
Beijing Tus-Juren Education Technology Co., Ltd. (“Tus-Juren”)	Former equity investee	Former equity investee
Ya Qiao Education [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 20,400
Luo Bo [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			491
He Xi [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			13,644
Luo Bo [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	1,205	187	803
Tus-Juren [Member]
Related Party Transaction [Line Items]
Amounts due from related parties				¥ 6,772